Expense Example, No Redemption - THE GABELLI ASSET FUND	Apr. 30, 2026 USD ($)
THE GABELLI ASSET FUND CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 137
Expense Example, No Redemption, 3 Years	427
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	1,623
THE GABELLI ASSET FUND CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	705
Expense Example, No Redemption, 3 Years	978
Expense Example, No Redemption, 5 Years	1,272
Expense Example, No Redemption, 10 Years	2,107
THE GABELLI ASSET FUND CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	1,129
Expense Example, No Redemption, 10 Years	2,432
THE GABELLI ASSET FUND CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	350
Expense Example, No Redemption, 5 Years	607
Expense Example, No Redemption, 10 Years	$ 1,341